Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Commitments [Abstract]
Contractual commitments for the purchases of property, plant and equipment	¥ 1,856	¥ 2,006
Contractual commitments for the purchases of intangible assets	¥ 552	¥ 636